Shareholder Report, Line Graph (Details) 198337_SGI U.S. Large Cap Equity Fund_Class C_TSR Annual {Class C} - USD ($)												12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2026
Class C
Account Value [Line Items]
Accumulated Value	$ 22,793	$ 22,279	$ 17,791	$ 16,955	$ 19,166	$ 16,208	$ 14,806	$ 14,130	$ 11,413	$ 10,693	$ 10,000	$ 27,261
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return Index
Accumulated Value	37,431	32,302	25,407	21,913	24,685	18,820	15,434	14,996	12,532	10,782	10,000	$ 45,059
S&P 500 Low Volatility Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Low Volatility Index Total Return Index
Accumulated Value	$ 23,970	$ 22,724	$ 19,074	$ 19,183	$ 19,023	$ 15,928	$ 16,078	$ 13,758	$ 12,286	$ 11,057	$ 10,000	$ 24,970